Personnel costs - Synthetic options (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Synthetic options
Disclosure of terms and conditions of share-based payment arrangement
Estimated fair value of program	kr 4	kr 3